UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jet Capital Investors LP
Address: 667 Madison Avenue
         9th Floor
         New York, NY  10065

13F File Number:  028-11127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew Mark
Title:     General Partner
Phone:     212-372-2500

Signature, Place, and Date of Signing:

 /s/ Matthew Mark     New York, NY     May 07, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $1,078,789 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN RLTY CAP PPTYS INC    COM              02917T104    39242  2675000 SH       DEFINED               2675000        0        0
BLACK HILLS CORP               COM              092113109    21866   496500 SH       DEFINED                496500        0        0
BLACK HILLS CORP               COM              092113109      225     5100 SH  CALL DEFINED                  5100        0        0
BP PLC                         SPONSORED ADR    055622104    14928   352500 SH       DEFINED                352500        0        0
BROOKDALE SR LIVING INC        COM              112463104    39311  1410000 SH       DEFINED               1410000        0        0
CHEMTURA CORP                  COM NEW          163893209     6051   280000 SH       DEFINED                280000        0        0
CHENIERE ENERGY INC            COM NEW          16411R208    14560   520000 SH       DEFINED                520000        0        0
CHENIERE ENERGY INC            COM NEW          16411R208     8400   300000 SH  CALL DEFINED                300000        0        0
CONSTELLATION BRANDS INC       CL A             21036P108    20009   420000 SH       DEFINED                420000        0        0
COPART INC                     COM              217204106    19955   582300 SH  CALL DEFINED                582300        0        0
COPART INC                     COM              217204106     6340   185000 SH       DEFINED                185000        0        0
CRIMSON WINE GROUP LTD         COM              22662X100     2325   250000 SH       DEFINED                250000        0        0
DIGITALGLOBE INC               COM NEW          25389M877    23128   800000 SH       DEFINED                800000        0        0
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100    44737   765000 SH  CALL DEFINED                765000        0        0
GEO GROUP INC                  COM              36159R103    37378   993554 SH       DEFINED                993554        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    14715   100000 SH  PUT  DEFINED                100000        0        0
HARVEST NATURAL RESOURCES IN   COM              41754V103    13116  3736850 SH       DEFINED               3736850        0        0
HEINZ H J CO                   COM              423074103     1967    27215 SH       DEFINED                 27215        0        0
HESS CORP                      COM              42809H107    53221   743200 SH       DEFINED                743200        0        0
IRON MTN INC                   COM              462846106    14342   395000 SH  PUT  DEFINED                395000        0        0
IRON MTN INC                   COM              462846106    14342   395000 SH       DEFINED                395000        0        0
IRON MTN INC                   COM              462846106     7262   200000 SH  CALL DEFINED                200000        0        0
ISHARES TR                     DJ US REAL EST   464287739    48636   700000 SH  PUT  DEFINED                700000        0        0
ISHARES TR                     RUSSELL 2000     464287655    92692   981600 SH  CALL DEFINED                981600        0        0
ISHARES TR                     RUSSELL 2000     464287655   113316  1200000 SH  PUT  DEFINED               1200000        0        0
LIBERTY INTERACTIVE CORP       LBT VENT COM A   53071M880    64846   857972 SH       DEFINED                857972        0        0
LIFE TECHNOLOGIES CORP         COM              53217V109     3232    50000 SH       DEFINED                 50000        0        0
LIFE TECHNOLOGIES CORP         COM              53217V109    12926   200000 SH  CALL DEFINED                200000        0        0
LORILLARD INC                  COM              544147101    30263   750000 SH  PUT  DEFINED                750000        0        0
MYRIAD GENETICS INC            COM              62855J104    25875  1018300 SH  PUT  DEFINED               1018300        0        0
NEWCASTLE INVT CORP            COM              65105M108    10053   900000 SH  CALL DEFINED                900000        0        0
NEWCASTLE INVT CORP            COM              65105M108     5306   475000 SH       DEFINED                475000        0        0
NRG ENERGY INC                 COM NEW          629377508    37070  1399400 SH       DEFINED               1399400        0        0
NRG ENERGY INC                 COM NEW          629377508    28954  1093000 SH  PUT  DEFINED               1093000        0        0
PARKERVISION INC               COM              701354102     6023  1650000 SH       DEFINED               1650000        0        0
PHARMATHENE INC                COM              71714G102      902   530793 SH       DEFINED                530793        0        0
REPUBLIC SVCS INC              COM              760759100    30690   930000 SH       DEFINED                930000        0        0
REPUBLIC SVCS INC              COM              760759100    17342   525500 SH  CALL DEFINED                525500        0        0
RETAIL OPPORTUNITY INVTS COR   *W EXP 10/23/201 76131N119     2017  1008308 SH       DEFINED               1008308        0        0
SANOFI                         RIGHT 12/31/2020 80105N113      150    83804 SH       DEFINED                 83804        0        0
SIGA TECHNOLOGIES INC          COM              826917106    10239  2860000 SH       DEFINED               2860000        0        0
SILVER BAY RLTY TR CORP        COM              82735Q102      623    30101 SH       DEFINED                 30101        0        0
SUNCOKE ENERGY INC             COM              86722A103    53973  3305139 SH       DEFINED               3305139        0        0
SUPERVALU INC                  COM              868536103     9072  1800000 SH       DEFINED               1800000        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102    57169   747400 SH  CALL DEFINED                747400        0        0